Revenue and Other Income (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue [Abstract]
Contract liabilities	$ 301,986	$ 568,354	$ 487,126
Revenue rate			10.00%